Note 12 - Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Prepaid Expenses [Text Block]

Note 10. Prepaid Expenses

Prepaid expenses current and long term amounted to approximately $404,000 and $61,000, respectively at March 31, 2024, as compared to $640,000 and $61,000, respectively at December 31, 2023. Prepaid expenses include prepayments in cash for accounting fees, public company expenses, insurance, which are being amortized over the terms of their respective agreements, as well as cost associated with certain contract liabilities. The current portion consists of costs paid for future services which will occur within a year.

Note 12. Prepaid Expenses

Prepaid expenses current and long term amounted to approximately $640,000 and $61,000, respectively at December 31, 2023, as compared to $46,000 and $49,000, respectively at December 31, 2022. Prepaid expenses include prepayments in cash for accounting fees, public company expenses, insurance, which are being amortized over the terms of their respective agreements, as well as cost associated with certain contract liabilities. The current portion consists of costs paid for future services which will occur within a year.

The increase in prepaid expenses was attributable to the consolidation of Progressive Care as of July 1, 2023.